RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party notes payable

	Interest rate	Due date	Credit Limit	September 30, 2025	December 31, 2024
Hyperscale advance payable	10%	Demand	$8,000,000	$7,104,000	$5,118,000
Chief Executive Officer	14%	Default		26,000	46,000
Chief Executive Officer	22%	Default		25,000	-
Non-officer advance payable	-	-		26,000	-
Total related party notes and advances payable				$7,181,000	$5,185,000

	Interest rate	Due date	December 31, 2024	December 31, 2023
Hyperscale advance payable	10%	-	$5,118,000	$2,407,000
Chief Executive Officer	14%	Default	46,000	51,000
Non-officer advance payable	-	-	21,000	14,000
Total related party notes and advances payable			$5,185,000	$2,472,000

Schedule of interest expense, related party

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Interest expense, related party	$152,000	$100,000	$414,000	$257,000